Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

January 31, 2013

Dates Covered
Collections Period	01/01/13 - 01/31/13
Interest Accrual Period	01/15/13 - 02/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/12	747,360,630.41	41,532
Yield Supplement Overcollateralization Amount at 12/31/12	11,747,027.83	0

Receivables Balance at 12/31/12	759,107,658.24	41,532
Principal Payments	25,703,646.06	788
Defaulted Receivables	1,008,695.47	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/13	11,133,472.10	0

Pool Balance at 01/31/13	721,261,844.61	40,693

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	8,316,324.72	640
Past Due 61-90 days	2,158,371.07	153
Past Due 91 + days	518,400.55	30

Total	10,993,096.34	823

Total 31+ Delinquent as % Ending Pool Balance	1.52%

Recoveries	830,305.13

Aggregate Net Losses/(Gains) - January 2013	178,390.34

Overcollateralization Target Amount	32,456,783.01
Actual Overcollateralization	32,456,783.01

Weighted Average APR	4.33%
Weighted Average APR, Yield Adjusted	5.18%
Weighted Average Remaining Term	52.96

Flow of Funds	$ Amount

Collections	29,161,336.48
Advances	(4,050.93)
Investment Earnings on Cash Accounts	2,380.68
Servicing Fee	(632,589.72)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	28,527,076.51

Distributions of Available Funds
(1) Class A Interest	361,827.48
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	24,924,340.44
(7) Distribution to Certificateholders	3,217,391.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	28,527,076.51

Servicing Fee	632,589.72
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 01/15/13	713,729,402.04
Principal Paid	24,924,340.44
Note Balance @ 02/15/13	688,805,061.60

Class A-1
Note Balance @ 01/15/13	319,402.04
Principal Paid	319,402.04
Note Balance @ 02/15/13	0.00
Note Factor @ 02/15/13	0.0000000%

Class A-2
Note Balance @ 01/15/13	309,800,000.00
Principal Paid	24,604,938.40
Note Balance @ 02/15/13	285,195,061.60
Note Factor @ 02/15/13	92.0577991%

Class A-3
Note Balance @ 01/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	257,000,000.00
Note Factor @ 02/15/13	100.0000000%

Class A-4
Note Balance @ 01/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	127,670,000.00
Note Factor @ 02/15/13	100.0000000%

Class B
Note Balance @ 01/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 02/15/13	18,940,000.00
Note Factor @ 02/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	385,344.65
Total Principal Paid	24,924,340.44

Total Paid	25,309,685.09

Class A-1
Coupon	0.29529%
Interest Paid	81.22
Principal Paid	319,402.04

Total Paid to A-1 Holders	319,483.26

Class A-2
Coupon	0.52000%
Interest Paid	134,246.67
Principal Paid	24,604,938.40

Total Paid to A-2 Holders	24,739,185.07

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4265446
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.5891793

Total Distribution Amount	28.0157239

A-1 Interest Distribution Amount	0.0004275
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	1.6810634

Total A-1 Distribution Amount	1.6814909

A-2 Interest Distribution Amount	0.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	79.4220090

Total A-2 Distribution Amount	79.8553423

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/12	116,027.16
Balance as of 01/31/13	111,976.23
Change	(4,050.93)

Reserve Account
Balance as of 01/15/13	2,310,518.58
Investment Earnings	193.16
Investment Earnings Paid	(193.16)
Deposit/(Withdrawal)	—
Balance as of 02/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58